Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 5.0%
Diversified Telecommunication Services 5.0%
Verizon Communications, Inc.	1,040,000	62,774,400
Total Communication Services		62,774,400
Consumer Discretionary 4.7%
Internet & Direct Marketing Retail 2.0%
Qurate Retail, Inc.(a)	2,397,500	24,730,213
Specialty Retail 2.7%
Lowe’s Companies, Inc.	315,000	34,637,400
Total Consumer Discretionary		59,367,613
Consumer Staples 6.2%
Food Products 3.2%
Tyson Foods, Inc., Class A	470,000	40,485,800
Tobacco 3.0%
Philip Morris International, Inc.	492,800	37,418,304
Total Consumer Staples		77,904,104
Energy 11.2%
Energy Equipment & Services 2.7%
Halliburton Co.	750,000	14,137,500
TechnipFMC PLC	800,000	19,312,000
Total		33,449,500
Oil, Gas & Consumable Fuels 8.5%
Chevron Corp.	231,714	27,481,280
Marathon Petroleum Corp.	533,000	32,379,750
Valero Energy Corp.	261,000	22,247,640
Williams Companies, Inc. (The)	993,816	23,911,213
Total		106,019,883
Total Energy		139,469,383
Financials 23.4%
Banks 13.5%
Bank of America Corp.	1,500,001	43,755,029
Citigroup, Inc.	650,000	44,902,000
JPMorgan Chase & Co.	380,000	44,722,200
Wells Fargo & Co.	710,558	35,840,546
Total		169,219,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.4%
Morgan Stanley	700,000	29,869,000
Insurance 7.5%
American International Group, Inc.	770,000	42,889,000
MetLife, Inc.	634,427	29,919,577
Unum Group	700,000	20,804,000
Total		93,612,577
Total Financials		292,701,352
Health Care 13.0%
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	410,000	35,862,700
Health Care Providers & Services 6.7%
Cigna Corp.	280,000	42,501,200
Humana, Inc.	160,000	40,907,200
Total		83,408,400
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	850,000	43,103,500
Total Health Care		162,374,600
Industrials 8.7%
Aerospace & Defense 2.4%
United Technologies Corp.	220,000	30,034,400
Industrial Conglomerates 2.7%
Honeywell International, Inc.	200,000	33,840,000
Road & Rail 3.6%
CSX Corp.	375,000	25,976,250
Union Pacific Corp.	113,881	18,446,444
Total		44,422,694
Total Industrials		108,297,094
Information Technology 12.6%
Electronic Equipment, Instruments & Components 3.8%
Corning, Inc.	1,650,000	47,058,000
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	646,541	32,262,396
QUALCOMM, Inc.	550,000	41,954,000
Total		74,216,396
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.9%
Teradata Corp.(a)	1,185,154	36,739,774
Total Information Technology		158,014,170
Materials 9.5%
Chemicals 4.7%
FMC Corp.	635,000	55,676,800
Livent Corp.(a)	555,789	3,718,229
Total		59,395,029
Metals & Mining 4.8%
Barrick Gold Corp.	1,750,000	30,327,500
Freeport-McMoRan, Inc.	3,038,500	29,078,445
Total		59,405,945
Total Materials		118,800,974
Utilities 5.7%
Electric Utilities 3.1%
NextEra Energy, Inc.	163,400	38,070,566
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	2,000,000	32,680,000
Total Utilities		70,750,566
Total Common Stocks (Cost $971,946,113)		1,250,454,256

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	1,367,165	1,367,028
Total Money Market Funds (Cost $1,367,028)		1,367,028
Total Investments in Securities (Cost: $973,313,141)		1,251,821,284
Other Assets & Liabilities, Net		(1,689,227)
Net Assets		1,250,132,057

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	51,492,729	96,715,496	(146,841,060)	1,367,165	194	—	390,570	1,367,028
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2019